Financial instruments and credit risk concentrations (Details) - Schedule of Fair Value of Financial Instruments - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Carrying Value [Member]
Financial instruments and credit risk concentrations (Details) - Schedule of Fair Value of Financial Instruments [Line Items]
Cash and cash equivalents	$ 1,020,585	$ 1,552,389
Restricted cash	1,049,312	882,330
Marketable securities	2,761,069	3,901,093
Security deposit payable	1,051,428	834,470
Mortgages payable	6,451,032	7,649,632
Fair Value [Member]
Financial instruments and credit risk concentrations (Details) - Schedule of Fair Value of Financial Instruments [Line Items]
Cash and cash equivalents	1,020,585	1,552,389
Restricted cash	1,049,312	882,330
Marketable securities	2,761,069	3,901,093
Security deposit payable	1,051,428	834,470
Mortgages payable	$ 6,097,808	$ 8,088,201